Cost of sales of goods and services, without considering depreciation and amortization - Costs applicable to sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs applicable to sales
Royalties expenses	$ 17,733	$ 12,974	$ 11,749
Depreciation and amortization	176,781	187,211	189,620
Cost of sales of goods, excluding depreciation and amortization	$ 763,473	$ 813,106	$ 652,613